UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21712

CLOUGH GLOBAL EQUITY FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Erin Douglas Clough Global Equity Fund 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2007

Item 1 – Schedule of Investments.

CLOUGH GLOBAL EQUITY FUND

QUARTERLY STATEMENT OF INVESTMENTS

June 30, 2007 (UNAUDITED)

	Shares	Value
COMMON STOCKS 120.80%
Consumer/Retail 5.89%
ASKUL Corp.	48,100	$869,218
B&G Foods, Inc.	18,700	246,840
Coinmach Service Class A	200,000	2,646,000
ConAgra Foods, Inc.	59,900	1,608,914
DSW Inc. (a)	56,309	1,960,679
Hyundai Department Store Co. Ltd.	15,700	1,852,357
Isetan Co. Ltd.	91,000	1,496,650
Jardine Matheson Holdings Ltd.	59,405	1,413,839
Jardine Strategic Holdings Ltd.	47,414	630,606
Kraft Foods, Inc.	45,700	1,610,925
Lotte Shopping Co. Ltd.	3,100	1,207,988
Regal Hotels International Holdings Ltd.	7,040,500	594,272
Takashimaya Co. Ltd.	121,000	1,529,145
Toppan Forms Company Ltd.	137,600	1,661,817
Wal-Mart Stores, Inc.	78,800	3,791,068
Yamada Denki Co. Ltd.	10,500	1,098,396
		24,218,714

Energy 33.91%
Alternative Energy Technologies 4.64%
China Sunergy Co. Ltd. - ADR (a)	4,000	54,800
Conergy AG	13,900	1,083,254
Evergreen Solar, Inc. (a)	205,400	1,910,220
First Solar, Inc. (a)	37,200	3,321,588
JA Solar Holdings Co. Ltd. - ADR (a)	65,800	2,219,434
LDK Solar Co. Ltd. - ADR (a)	55,400	1,734,020
Sunpower Corp. (a)	52,953	3,338,687
Suntech Power Holdings Co. Ltd. - ADR (a)	73,900	2,695,133
Trina Solar Ltd. - ADR (a)	52,600	2,706,270
		19,063,406

Coal 1.67%
CONSOL Energy, Inc.	97,400	4,491,114
Peabody Energy Corp.	48,700	2,356,106
		6,847,220

Exploration & Production 11.17%
Anadarko Petroleum Corp.	70,600	3,670,494
Chesapeake Energy Corp. *	186,300	6,445,980
ConocoPhillips	76,000	5,966,000
Denbury Resources, Inc. (a)	18,300	686,250
Devon Energy Corp.	58,300	4,564,307
El Paso Corp.	41,900	721,937
EOG Resources., Inc.	18,800	1,373,528
Hess Corp. *	39,400	2,323,024
InterOil Corp. (a)	44,200	837,148
Parallel Petro Corp. (a)	50,007	1,095,153
PetroHawk Energy Corp. (a)(c)(d)	30,100	477,386
PetroHawk Energy Corp. (a)	110,100	1,746,186
Petroleo Brasileiro SA - ADR	36,100	4,377,847
Range Resources Corp.	62,700	2,345,607
Southwestern Energy (a)	97,600	4,343,200
Suncor Energy, Inc.	24,000	2,158,080
XTO Energy, Inc.	46,400	2,788,640
		45,920,767

Oil Services and Drillers 16.43%
Baker Hughes, Inc.	17,300	1,455,449
Diamond Offshore Drilling Inc.	83,300	8,459,948
FMC Technologies, Inc. (a)	11,000	871,420
Global SantaFe Corp.	173,200	12,513,700

Halliburton Company *	140,300	4,840,350
Helmerich & Payne, Inc.	24,000	850,080
Hercules Offshore, Inc. (a)	8,300	268,754
Noble Corp.	149,700	14,598,744
Pride International, Inc. (a)	10,000	374,600
Schlumberger Ltd.	124,700	10,592,018
Transocean, Inc. (a) *	114,800	12,166,504
Weatherford International (a)	10,000	552,400
		67,543,967
TOTAL ENERGY		139,375,360

Finance 31.18%
Banks 26.09%
Banco Bradesco - Spon ADR	180,900	4,361,499
Banco Itau Holding Financeira SA - ADR	144,800	6,434,912
Banco Santander Chile SA - ADR	19,000	941,260
Bangkok Bank PCL	437,900	1,483,977
Bank Mandiri Persero Tbk PT	6,693,000	2,314,956
Bank of Yokohama Ltd.	222,700	1,562,744
Barclays PLC - Spon ADR	12,500	697,375
Barclays PLC	182,700	2,553,500
BlackRock Kelso Capital Corp.	177,200	2,613,700
Brookline Bancorp, Inc.	255,500	2,940,805
China Citic Bank (a) (b)	279,500	213,757
Citigroup, Inc.	204,300	10,478,547
Daewoo Securities Co (a)	33,400	1,030,362
DBS Group Holdings Ltd.	58,000	863,890
Hana Financial Group, Inc.	125,300	6,110,045
Hokkoku Bank Ltd.	218,100	970,711
Indochina Capital Vietnam Holdings Ltd. (a)	300,000	2,769,000
Joyo Bank Ltd.	235,000	1,462,010
Kasikornbank PCL	541,100	1,159,780
Kookmin Bank - ADR	32,100	2,815,812
Korea Exchange Bank	130,400	1,940,791
Lion Diversified Holdings BHD	348,000	836,611
Malayan Banking Bhd	383,900	1,334,337
NewAlliance Bancshares, Inc.	83,500	1,229,120
NIS GROUP Co. Ltd.	7,728,500	3,201,247
Nomura Holdings, Inc.	152,500	2,972,589
PennantPark Investment Corp.	259,200	3,639,168
People’s United Financial, Inc.	81,900	1,452,087
PNC Financial Services Group, Inc.	39,200	2,805,936
Public Bank BHD	571,900	1,623,351
SBI Holdings, Inc.	3,600	1,144,690
Shizuoka Bank Ltd.	191,000	1,939,086
Siam Commercial Bank PCL	1,691,000	3,575,467
Sime Darby Bhd	590,400	1,641,663
Star Asia Financial Ltd. (a)(b)(c)	125,000	1,375,000
Towa Bank Ltd.	207,000	359,781
UBS AG - Registered	39,500	2,380,025
UBS AG	168,600	10,117,686
Unibanco - Uniao de Bancos Brasileiros SA - GDR	35,500	4,006,885
Woori Finance Holdings Co. Ltd.	198,200	5,020,166
Woori Investments	29,200	894,474
		107,268,802

Non-Bank 5.09%
Apollo Investment Corp. *	528,626	11,376,031
Ares Capital Corp.	141,800	2,389,330
Broadridge Financial Solutions, Inc.	6,250	119,500
Daiwa Securities Group, Inc.	264,700	2,822,750
Maiden Holdings Ltd. (a)(b)	40,100	401,000
MCG Capital Corp.	120,000	1,922,400
Monex Beans Holdings, Inc.	1,165	974,579
SBI E*Trade Sec	860	915,005
		20,920,595
TOTAL FINANCE		128,189,397

Healthcare 1.41%
BioSphere Medical, Inc. 144a (a)(c)(d)	100,000	707,000
BioSphere Medical, Inc. (a)	121,100	856,177
Molecular Insight Pharmaceuticals, Inc. (a)	46,100	435,184
Pharmion Corp. (a)	21,000	607,950
UnitedHealth Group, Inc.	38,200	1,953,548
WellPoint, Inc. (a)	15,700	1,253,331
		5,813,190

Industrial 6.24%
Altra Holdings, Inc. (a)	4,900	84,672
American Science & Engineering, Inc. (a) *	87,012	4,946,632
Bunge Ltd.	13,600	1,149,200
Empresa Brasileira de Aeronautica - Spon ADR *	14,835	715,196
General Motors	62,100	2,347,380
Grant Prideco, Inc. (a)	41,700	2,244,711
Insituform Technologies - Class A (a)	40,500	883,305
Joy Global, Inc.	40,300	2,350,699
Kokuyo Company Ltd.	167,500	1,967,147
The Mosaic Co. (a)	500	19,510
Rohm Co. Ltd.	14,200	1,262,863
Smurfit-Stone Container Corp. (a)	374,900	4,989,919
Spirit Aerosystems Holdings, Inc. (a)	55,000	1,982,750
Textron, Inc.	6,400	704,704
		25,648,688

Insurance 4.86%
Allstate Corp.	58,000	3,567,580
Castlepoint Holdings Ltd.	51,600	758,004
Fidelity National Financial, Inc.	195,100	4,623,870
Montpelier Re Holdings Ltd.	293,800	5,447,052
Platinum Underwriters Holdings	84,577	2,939,051
The Travelers Cos, Inc.	49,500	2,648,250
		19,983,807

Media 0.55%
Kyocera Corp.	6,300	672,341
Nippon Television Network Corp.	11,700	1,598,327
		2,270,668

Metals & Mining 3.73%
Anglo American PLC - ADR	32,600	956,484
Cameco Corp.	107,200	5,439,328
Denison Mines Corp. (a)	129,500	1,549,988
First Uranium Corp. (a)	40,000	448,721
Freeport-McMoRan Copper & Gold, Inc.	18,900	1,565,298
Goldcorp, Inc.	36,200	857,578
Paladin Resources Ltd. (a)	170,000	1,190,484
Uex Corp. (a)	20,000	139,873
Uranium One, Inc. (a)	226,605	2,886,675
Ur-Energy, Inc. (a)	70,000	294,391
		15,328,820

Real Estate 7.19%
Beijing Capital Land Ltd. (b)	369,000	212,362
Cheung Kong Holdings Ltd.	390,500	5,113,976
China Resources Land Ltd.	482,000	728,622
Ciputra Development Tbk PT (a)	6,190,000	616,602
Cosco Corp. Singapore Ltd.	359,000	877,126
Daiwa House Industry Co	85,000	1,216,406
Diamond City Co. Ltd.	55,000	1,331,168
Great Eagle Holdings Ltd.	425,767	1,491,970

Hang Lung Properties Ltd.	205,000	706,562
Henderson Land Development Co. Ltd.	258,000	1,757,021
Hopewell Holdings	179,000	730,267
Hysan Development Co. Ltd.	739,960	1,968,381
Hyundai Development Co.	21,700	1,545,554
Italian-Thai Development PCL	3,685,000	645,742
Kerry Properties Ltd.	111,000	697,015
Mitsui Fudosan Co. Ltd.	91,300	2,565,669
Shimao Property Holdings Ltd.	285,500	638,242
Sun Hung Kai Properties Ltd.	287,000	3,453,896
Trinity Capital Plc (a)(b)	614,774	1,030,837
Wharf Holdings Ltd.	425,000	1,698,543
YNH Property Bhd	619,500	516,773
		29,542,734

Real Estate Investment Trusts (REITS) 0.20%
Annaly Capital Management, Inc.	56,700	817,614
Regal Real Estate Investment Trust (a)	70,405	23,951
		841,565

Technology & Communications 17.11%
Alcatel-Lucent - ADR	7,600	106,400
AU Optronics Corp. - ADR	76,400	1,314,080
Automatic Data Processing, Inc.	25,000	1,211,750
Centron Telecom International Holdings Ltd. (a)	398,000	180,696
Chartered Semiconductor Manufacturing Ltd. (a)	1,700,000	1,499,265
China Unicom Ltd.	854,000	1,470,079
Cisco Systems, Inc. (a)	331,400	9,229,490
Comcast Corp. (a)	189,400	5,295,624
Corning, Inc. (a)	141,400	3,612,770
Google, Inc. (a)	21,000	10,990,980
Ingram Micro, Inc. (a)	133,100	2,889,601
KT Corp. - ADR	68,800	1,614,048
Lenovo Group Ltd.	7,000,000	4,127,021
LG.Philips LCD Co. Ltd. - ADR	72,900	1,649,727
Magal Security Systems Ltd. (a)	254,826	2,578,839
MEMC Electronic Materials, Inc. (a)	30,000	1,833,600
Nan Ya Printed Circuit Board Corp.	172,000	1,049,291
Powerchip Semiconductor Corp. - GDR (b)	319,500	1,944,253
Qualcomm, Inc.	82,900	3,597,031
Radvision Ltd. (a)	271,400	5,707,542
Samsung Electronics Co. Ltd.	3,060	1,874,720
Time Warner, Inc.	259,400	5,457,776
Yahoo!, Inc (a)	40,000	1,085,200
		70,319,783

Transportation 2.41%
AMR Corp. (a)	83,300	2,194,955
FedEx Corp.	32,600	3,617,622
Golar LNG, Ltd.	85,300	1,421,098
Republic Airways Holdings, Inc. (a)	61,640	1,254,374
UAL Corp. (a)	35,400	1,436,886
		9,924,935

Utilities 6.12%
Byd Co. Ltd.	125,500	721,458
China Coal Energy Co. (a)(b)	206,000	308,768
China Power International Development Ltd.	1,550,000	846,442
Datang International Power Generation Co. Ltd. (a)	2,704,400	4,178,068
DPL, Inc.	60,000	1,700,400
EganaGoldpfeil Holdings Ltd.	934,000	815,841
Equitable Resources, Inc.	20,000	991,200
Gamuda Bhd	243,400	567,522
Huadian Power International Co.	3,931,800	2,036,499
Huaneng Power International Inc	2,147,000	2,438,275
PT Astra International Tbk	1,712,300	3,202,863
Sinopec Shanghai Petrochemical Co. Ltd.	3,200,000	2,095,355
Sinotrans Ltd.	1,739,000	822,885
Southern Union Company	58,400	1,903,256
Williams Cos., Inc.	79,800	2,523,276
		25,152,108

TOTAL COMMON STOCKS (Cost $442,805,553)	496,609,769

	Shares	Value
EXCHANGE TRADED FUNDS 6.69%
iShares 5.10%
Dow Jones Select Dividend	70,000	5,030,900
MSCI Pacific	5,600	819,840
MSCI Taiwan	169,900	2,711,604
S&P Latin America 40	30,000	6,385,200
iShares Silver Trust (a)	48,500	5,997,025
		20,944,569

ProShares 1.19%
UltraShort QQQ	107,500	4,908,450

StreetTRACKS 0.40%
Gold Trust (a)	25,500	1,638,630

TOTAL EXCHANGE TRADED FUNDS (Cost $24,296,027)		27,491,649

PREFERRED STOCKS 0.22%
Freeport-McMoRan Copper & Gold, Inc., 6.750% (b)	7,000	899,500

TOTAL PREFERRED STOCKS (Cost $700,000)		899,500

CLOSED-END FUNDS 0.40%
The Ottoman Fund (a)(b)	835,800	1,661,597

TOTAL CLOSED-END FUNDS (Cost $1,453,874)		1,661,597

Due Date	Coupon Rate	Principal Amount	Value
CORPORATE BONDS 7.40%
Calyon
01/29/2022 (b)^	9.300%	$5,000,000	4,868,750
Citigroup, Inc.
12/11/2034	5.850%	2,000,000	1,917,028

Merrill Lynch & Co., Inc
01/29/2022 (b)^	9.580%	7,500,000	7,167,750
04/05/2022 (b)^	7.000%	5,000,000	4,612,500
Rabobank Nederland
04/17/2022 (b)	7.050%	5,000,000	4,612,500
Suncor Energy, Inc.
06/15/2038	6.500%	800,000	806,579
Swedish Export Credit
04/30/2012 (c)	9.949%	6,200,000	6,448,000

TOTAL CORPORATE BONDS (Cost $31,288,804)			30,433,107

ASSET/MORTGAGE BACKED SECURITIES 4.86%
Federal National Mortgage Association (FNMA)
Series 2006-3, Class ZE, 03/25/2036	6.000%	4,332,285	3,978,714
Series 2006-65, Class DP, 07/25/2036 *	6.000%	9,551,666	9,166,238
Series 2006-83, Class HZ, 08/25/2036	6.000%	5,255,701	5,101,078
Federal Home Loan Mortgage Association (FHLMC)
Series 2007-3271, Class AS, 02/15/2037 ^	6.900%	1,935,931	1,725,499

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $20,544,154)			19,971,529

GOVERNMENT & AGENCY OBLIGATIONS 5.99%
Non-U.S. Government Obligations 2.51%
Queensland Treasury Corp.
07/14/2009	6.000%	12,300,000	10,315,255

TOTAL NON-U.S. GOVERNMENT OBLIGATIONS (Cost $9,514,365)			10,315,255

U.S. Government Obligations 3.48%
Federal Home Loan Bank System (FHLB)
12/20/2021 ^ *	7.500%	15,000,000	14,287,500

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $15,000,000)			14,287,500

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $24,514,365)			24,602,755

PARTICIPATION NOTES 0.24%
Walsin Lihwa Corp (a)		1,710,000	1,008,900

TOTAL PARTICIPATION NOTES (Cost $996,075)			1,008,900

	Expiration Date	Exercise Price	Number of Contracts	Value
PURCHASED OPTIONS 0.51%
PURCHASED CALL OPTIONS 0.26%
iShares Lehman 20+ Year Treasury Bond Fund
	January, 2008	$88	10,000	1,050,000
PURCHASED PUT OPTIONS 0.25%
S&P 500 Index Option	September, 2007	1450	215	488,050
S&P 500 Index Option	December, 2007	1400	215	554,700

TOTAL PURCHASED PUT OPTIONS				1,042,750

TOTAL PURCHASED OPTIONS (Cost $4,615,111)				2,092,750

	Principal Amount	Value
SHORT TERM INVESTMENTS 16.20%
Federal Home Loan Mortgage Corporation (FHLMC)	20,000,000	19,743,940
Federal National Mortgage Association (FNMA)	20,000,000	19,757,519

	Shares
JP Morgan Prime	13,053,612	13,053,612
Merrill Lynch Premier Institutional	14,040,061	14,040,061

TOTAL SHORT TERM INVESTMENTS (Cost $66,587,992)		66,595,132

Total Investments — 163.31% (Cost $617,801,955)		671,366,688

Liabilities in Excess of Other Assets - (20.71)%		(85,132,073)

Liquidation Preference of Auction Market Preferred Shares, Series M28 and F7 (including dividends payable on preferred shares) - (42.60)%		(175,137,361)

NET ASSETS - 100.00%		$411,097,254

SCHEDULE OF OPTIONS WRITTEN

	Expiration Date	Exercise Price	Number of Contracts	Value

COVERED CALL OPTIONS WRITTEN

Diamond Offshore Drilling, Inc.	August, 2007	$105	170	$(61,200)
GlobalSantaFe Corp.	August, 2007	75	350	(75,250)
Noble Corp.	August, 2007	100	300	(105,000)
Transocean, Inc.	August, 2007	110	230	(79,350)

TOTAL COVERED CALL OPTIONS WRITTEN				(320,800)
(Premiums received $284,162)

TOTAL OPTIONS WRITTEN				(320,800)
(Premiums received $284,162)

SCHEDULE OF SECURITIES SOLD SHORT

Name	Shares	Value
Cabot Oil & Gas Corp.	(31,000)	$(1,143,280)
Comerica, Inc.	(13,900)	(826,633)
Countrywide Financial	(36,900)	(1,341,315)
Financial Select Sector SPDR Fund	(172,600)	(6,242,942)
Frontline Limited	(58,700)	(2,691,395)
Holly Corp.	(12,000)	(890,280)
iShares FTSE/Xinhua China 25 Index Fund	(99,400)	(12,802,720)
iShares MSCI Brazil	(12,800)	(783,488)
iShares Russell 2000 Index Fund	(25,400)	(2,106,676)
iShares MSCI Emerging Markets	(91,200)	(11,980,944)
National - Oilwell, Inc. (a)	(8,000)	(833,920)
Patterson-UTI Energy, Inc.	(36,100)	(946,181)
Pioneer Natural Resources Co.	(21,700)	(1,057,007)
Polaris Industries, Inc.	(22,100)	(1,196,936)
Powershares QQQ	(20,000)	(951,400)
Questar Corp.	(8,000)	(422,800)
Quicksilver Resources, Inc. (a)	(28,000)	(1,248,240)
Regional Bank HOLDRs Trust	(37,800)	(5,855,598)
Ship Finance International Ltd.	(6,289)	(186,666)
Teekay Corp.	(8,700)	(503,817)
Tesoro Corp.	(10,000)	(571,500)
Thor Industries, Inc.	(10,700)	(482,998)
Toro Co.	(17,000)	(1,001,130)
Ultra Petroleum Corp. (a)	(22,000)	(1,215,280)
Unit Corp. (a)	(36,900)	(2,321,379)
Valero Energy Corp.	(12,000)	(886,320)
Wachovia Corp.	(5,000)	(256,250)
Whiting Petroleum Corp. (a)	(25,400)	(1,029,208)

Total Securities Sold Short (Proceeds $60,255,430)		$(61,776,303)

ADR	American Depository Receipt
GDR	Global Depository Receipt
(a)	Non Income Producing Security
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2007, these securities had total value of $29,308,574 or 7.13% of total net assets.

(c)	Fair valued security; valued in accordance with procedures approved by the Fund’s Board of Trustees.
As of June 30, 2007, these securities had total value of $9,007,386 or 2.19% of total net assets.
(d)

Private Placement; these securities may only be resold in transactions exempt from registration under the Securities Act of 1933. As of June 30, 2007, these securities had total of $1,184,386 or 0.29% of total net assets.

*	Security, or portion of security, is being held as collateral for written options and/or short sales.
^	Floating or variable rate security - rate disclosed as of June 30, 2007. Maturity date represents the next reset date.

Income Tax Information:

Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

As of June 30, 2007
Gross appreciation (excess of value over tax cost)	$66,488,682
Gross depreciation (excess of tax cost over value)	(16,208,499)
Net unrealized appreciation	$50,280,183
Cost of investments for income tax purposes	$621,086,505

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments

June 30, 2007 (unaudited)

1. Significant Accounting and Operating Policies

Clough Global Equity Fund is a closed-end management investment company (the “Fund”) that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated January 25, 2005. The Fund is a non-diversified series with an investment objective to provide a high level of total return. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

The following summarizes the significant accounting policies of the Fund.

Security Valuation:  The net asset value per Share of the Fund is determined no less frequently than daily, on each day that the American Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund. Securities held by the fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Over-the-counter securities traded on NASDAQ are valued based upon the closing price. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or pricing services at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

Foreign Securities:  The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Options:  In order to hedge against adverse market shifts, the Fund may utilize up to 10% of its total assets to purchase put and call options on securities. The Fund may also utilize an additional 10% of its total assets to purchase put and call options on domestic stock indices to hedge against risks of market-wide price movements affecting its assets. When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.

The Fund may also write covered put and call options on securities and stock indices. When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

Written option activity as of June 30, 2007 was as follows:

CALL OPTIONS WRITTEN

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of December 31, 2006	10,000	$1,417,456
Positions opened	1,050	284,162
Options closed	(10,000)	(1,417,456)
Options expired	—	—

Outstanding, June 30, 2007	1,050	$284,162
Market Value, June 30, 2007		$(320,800)

PUT OPTIONS  WRITTEN

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of December 31, 2006	—	—
Positions opened	20,000	$2,412,955
Options closed	—	—
Options expired	(20,000)	(2,412,955)

Outstanding, June 30, 2007	—	$—
Market Value, June 30, 2007		$—

Short Sales:  The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Securities Transactions and Investment Income:  Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL EQUITY FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive
officer)

Date:	August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive
officer)

Date:	August 29, 2007

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial
officer)

Date:	August 29, 2007